UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

(ACADIAN  LOGO)
ACADIAN EMERGING MARKETS PORTFOLIO
ANNUAL REPORT                                                   OCTOBER 31, 2009

                                                    INVESTMENT ADVISER:
                                                    ACADIAN ASSET MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................   17
Statement of Operations ...................................................   18
Statement of Changes in Net Assets ........................................   19
Financial Highlights ......................................................   20
Notes to Financial Statements .............................................   21
Report of Independent Registered Public Accounting Firm ...................   32
Disclosure of Portfolio Expenses ..........................................   33
Trustees and Officers of The Advisors' Inner Circle Fund ..................   34
Approval of Investment Advisory Agreement .................................   42
Notice to Shareholders ....................................................   45

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2008 to October 31, 2009, focusing on the Portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the twelve months ended October 31, 2009, the Acadian Emerging Markets Portfolio returned 58.69%, versus 65.34% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

Amid a severe recession and extreme pressure on the global financial system, emerging markets in late 2008 were roiled by high volatility and intense waves of investor sentiment. The first part of 2009 continued with these difficult conditions and markets fell heavily. Then came a dramatic shift, with investors suddenly focusing on the potential for earnings recovery and a global economic upturn. Risk aversion was left behind as investors piled into previously beaten-down assets, including emerging markets. The asset class continued to rise powerfully in the third quarter as signs of global economic recovery became more abundant and corporate profits exceeded expectations. Equity gains were also supported by rebounding commodities, signs of a nascent pick-up in global demand for exports, and fiscal and monetary measures which helped foster domestic activity. October introduced a new note of uncertainty as investors weighed the potential strength and durability of the unfolding global economic recovery.

The final result of this roller-coaster period was a very strong gain from emerging market equities. The so-called "BRIC" markets of Brazil, Russia, India and China were up 77.7%. Regionally, Latin American markets realized the highest results, climbing 77.6%. Markets in Europe/Middle East/Africa were up 41.4% for the period, powered by Russia, and emerging Asia advanced 66.5%.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 developing economies and over 6,000 stocks. Our emerging markets process incorporates both country selection and a variety of factors at the stock level. As a result, the Portfolio was invested in 21 emerging equity markets, with benchmark-relative overweightings in such markets as Taiwan, Korea, Turkey, India, Poland and Thailand. The Portfolio was underweighted in China, Russia, Mexico, Israel and South Africa.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

The resulting Portfolio had very attractive valuation characteristics, with a price/book ratio, price/sales ratio and price/earnings ratio all lower than the benchmark index. The Portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index. Banking, telecoms, technology and durables were significant active sector exposures over the year.

COMMENTARY ON THE PORTFOLIO'S INVESTMENT PERFORMANCE

The Portfolio trailed the benchmark for the period by a margin of approximately 660 basis points. Active stock selection added approximately 200 basis points of value above the IFC index, but this was offset by negative return coming from active country allocations. Specific investments impacting performance included the following:

HELPED PORTFOLIO

     -    Stock selection in Taiwan

     -    Stock selection in Poland

     -    Underweighting and stock selection in Mexico

     -    Overweighting and stock selection in India

     -    Underweighting in South Africa

HURT PORTFOLIO

     -    Underweighting and stock selection in Russia

     -    Underweighting and stock selection in Indonesia

     -    Stock selection in Brazil

     -    Allocation to Pakistan

     -    Overweighting in Taiwan

CURRENT OUTLOOK

We expect continued elevated market volatility over the next year and some moderation of recent gains, but with an overall market trajectory that will be positive. There are many areas of attractive valuation across emerging markets, and earnings are likely to continue to improve as the global economy recovers. Further, we are seeing greater dispersion in terms of how companies rank on many of our stock selection factors. Overall we believe these will provide strong opportunities for active management of emerging equities over the coming months.

We hope this information has been helpful.

SINCERELY,


/s/ Brian K. Wolahan
BRIAN K. WOLAHAN
SENIOR VICE PRESIDENT

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET CONDITIONS AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

Growth of a $100,000 Investment

   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2009
---------------------------------
   1 Year   5 Years   10 Years
   ------   -------   --------
   58.69%    14.95%    14.99%

                               (PERFORMANCE GRAPH)

                           ACADIAN
                          EMERGING             IFC
                           MARKETS         INVESTABLE
                          PORTFOLIO           INDEX
                          ---------        ----------
        10/31/1999         $100,000         $100,000
              2000         $ 94,803         $ 89,912
              2001         $ 82,102         $ 70,933
              2002         $ 97,807         $ 80,139
              2003         $153,193         $119,244
              2004         $201,524         $145,299
              2005         $272,610         $195,417
              2006         $387,225         $269,150
              2007         $666,041         $454,062
              2008         $254,820         $197,838
              2009         $404,375         $327,109

* IF THE ADVISER AND/OR PORTFOLIO'S SERVICE PROVIDERS HAD NOT LIMITED CERTAIN EXPENSES, THE PORTFOLIO'S TOTAL RETURN WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
 REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

    THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT
     IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                (SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.)

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+

                                   (BAR CHART)

Financials                   27.1%
Information Technology       17.7%
Energy                       12.9%
Materials                    10.3%
Telecommunication Services    9.2%
Consumer Discretionary        6.9%
Utilities                     6.3%
Industrials                   6.0%
Short Term Investment         1.8%
Consumer Staples              1.4%
Health Care                   0.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.4%

                                                                  SHARES         VALUE
                                                                ----------   ------------
ARGENTINA -- 0.7%
   Banco Macro ADR...........................................       16,000   $    467,680
   Petrobras Energia ADR*....................................       73,025      1,250,918
   Telecom Argentina ADR*....................................      113,725      1,921,953
                                                                             ------------
                                                                                3,640,551
                                                                             ------------
BRAZIL -- 2.5%
   Banco do Brasil...........................................      421,400      6,752,453
   Cia de Saneamento Basico do Estado de Sao Paulo...........      271,021      5,234,146
   Cia de Saneamento de Minas Gerais-COPASA..................       31,700        558,194
   Cosan, Cl A*..............................................       18,835        125,441
   EDP - Energias do Brasil..................................       65,600      1,053,028
   Embratel Participacoes....................................          794              6
   Seara Alimentos* (a)......................................          911              3
   Tim Participacoes*........................................            1              3
                                                                             ------------
                                                                               13,723,274
                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
CHILE -- 1.3%
   Banco Santander Chile ADR ................................       76,705   $  4,037,751
   Empresa Nacional de Electricidad ADR .....................       34,300      1,574,027
   Enersis ADR ..............................................      106,279      1,879,013
                                                                             ------------
                                                                                7,490,791
                                                                             ------------
CHINA -- 10.4%
   Bank of China ............................................   25,709,000     14,914,720
   China Citic Bank .........................................    5,330,000      3,990,052
   China Construction Bank ..................................    6,094,000      5,254,237
   China Petroleum & Chemical ...............................    9,198,000      7,801,169
   China Sports International ...............................      670,000         77,399
   Dongfeng Motor Group .....................................    4,448,000      5,288,775
   Industrial & Commercial Bank of China ....................   15,414,000     12,264,558
   PetroChina ...............................................    5,112,000      6,151,649
   Qingling Motors ..........................................      464,000         96,333
   Shanghai Friendship Group ................................      327,270        390,459
   Shanghai Jinjiang International Investment Holdings ......       80,000         75,076
   Tencent Holdings .........................................       61,100      1,063,991
   Tsann Kuen China Enterprise* .............................      501,700        100,059
                                                                             ------------
                                                                               57,468,477
                                                                             ------------
CZECH REPUBLIC -- 0.2%
   Komercni Banka ...........................................        5,129      1,007,332
   Pegas Nonwovens ..........................................        5,000        117,633
                                                                             ------------
                                                                                1,124,965
                                                                             ------------
EGYPT -- 0.8%
   Al Ezz Steel Rebars SAE ..................................      408,960      1,193,575
   Alexandria Mineral Oils ..................................       24,485        185,023
   Commercial International Bank ............................      111,821      1,152,625
   Sidi Kerir Petrochemcials ................................       64,030        135,743
   Talaat Moustafa Group* ...................................      508,978        675,552
   Telecom Egypt ............................................      282,406        912,413
                                                                             ------------
                                                                                4,254,931
                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
HONG KONG -- 0.7%
   China Pharmaceutical Group ...............................    1,866,000   $  1,047,611
   CNOOC ....................................................      960,000      1,437,842
   Cnpc Hong Kong ...........................................      900,000        950,192
   TPV Technology ...........................................      434,000        284,798
                                                                             ------------
                                                                                3,720,443
                                                                             ------------
HUNGARY -- 1.0%
   Egis Gyogyszergyar Nyrt ..................................          453         47,807
   OTP Bank .................................................      188,539      5,307,283
                                                                             ------------
                                                                                5,355,090
                                                                             ------------
INDIA -- 13.3%
   Ambuja Cements ...........................................       94,309        177,307
   Andhra Bank ..............................................       82,319        195,454
   Apollo Tyres .............................................    2,121,880      2,145,564
   Bank of Baroda ...........................................      460,654      4,947,295
   Bank of India ............................................       18,285        128,251
   Bharat Petroleum .........................................      303,216      3,299,918
   Canara Bank ..............................................      396,876      2,855,360
   Central Bank of India ....................................      162,604        455,799
   Chennai Petroleum* .......................................       40,585        181,494
   Dena Bank ................................................        5,024          6,289
   Grasim Industries ........................................        9,829        453,745
   Great Eastern Shipping ...................................       73,665        372,152
   GTL ......................................................       58,014        409,547
   Hexaware Technologies ....................................       90,695        147,652
   Hindalco Industries ......................................    1,427,062      3,651,552
   Hindustan Petroleum ......................................      611,087      4,516,313
   IDBI Bank ................................................    1,035,706      2,492,490
   Indian Bank ..............................................       77,421        254,681
   Indian Oil ...............................................      187,298      1,237,454
   Mahanagar Telephone Nigam ................................      269,527        391,543
   Mangalore Refinery & Petrochemicals ......................      140,192        219,857
   NIIT Technologies ........................................       59,925        172,347
   Oil & Natural Gas ........................................      476,079     11,359,557
   Oracle Financial Services Software .......................        7,905        355,052
   Oriental Bank of Commerce ................................      149,715        758,677

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
INDIA -- CONTINUED
   Patni Computer Systems ...................................      244,250   $  2,289,476
   Polaris Software Lab .....................................      133,509        449,717
   PSL ......................................................       87,614        257,590
   Punjab National Bank .....................................      466,027      8,383,142
   Rajesh Exports ...........................................      119,870        192,887
   Ruchi Soya Industries ....................................       56,046         93,845
   Sasken Communications Technologies .......................      488,634      1,489,096
   SRF ......................................................      200,997        786,470
   State Bank of India ......................................      128,269      5,926,621
   Steel Authority of India .................................      953,007      3,289,241
   Tata Consultancy Services ................................       49,108        653,792
   Tata Steel ...............................................      659,120      6,523,420
   Union Bank of India ......................................      317,763      1,755,830
   Vijaya Bank ..............................................      205,532        189,962
                                                                             ------------
                                                                               73,466,439
                                                                             ------------
INDONESIA -- 0.8%
   Bank Rakyat Indonesia ....................................      523,000        380,985
   Bumi Resources ...........................................    2,723,500        656,336
   Gudang Garam .............................................      163,000        240,030
   Indah Kiat Pulp and Paper* ...............................      519,500         96,230
   Indo Tambangraya Megah ...................................      246,500        575,399
   PT Astra International ...................................      124,500        400,973
   Semen Gresik Persero .....................................    1,349,500        954,697
   Telekomunikasi Indonesia .................................    1,205,000      1,038,730
                                                                             ------------
                                                                                4,343,380
                                                                             ------------
MALAYSIA -- 2.0%
   AMMB Holdings ............................................    3,155,600      4,341,880
   Boustead Heavy Industries ................................       76,000        107,349
   CIMB Group Holdings ......................................      140,700        510,825
   KUB Malaysia .............................................      603,700         85,972
   Kulim Malaysia ...........................................      104,100        224,025
   Land & General* ..........................................    4,219,800        455,151
   Malaysia Building Society ................................      469,900        123,363
   Proton Holdings ..........................................      637,000        702,040

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
MALAYSIA -- CONTINUED
   Public Bank ..............................................      314,500   $    983,592
   Telekom Malaysia .........................................    4,284,700      3,768,284
                                                                             ------------
                                                                               11,302,481
                                                                             ------------
MEXICO -- 3.6%
   Alfa, Cl A, Ser A ........................................       47,500        245,999
   America Movil, Ser L .....................................    6,405,300     14,138,471
   Cemex, Cl Preference* ....................................    1,788,700      1,865,713
   Coca-Cola Femsa ..........................................       25,000        134,870
   Grupo Aeroportuario del Pacifico, Cl B ...................       89,051        222,668
   Telefonos de Mexico, Ser L ...............................    3,410,400      2,839,072
   Telmex Internacional, Cl L ...............................      633,500        410,286
                                                                             ------------
                                                                               19,857,079
                                                                             ------------
PAKISTAN -- 0.7%
   Attock Refinery* .........................................      733,900      1,098,295
   Bank Alfalah* ............................................      904,800        146,962
   Bank of Punjab* ..........................................    1,350,437        245,283
   DG Khan Cement* ..........................................    1,948,800        679,390
   National Bank of Pakistan ................................      191,100        188,760
   National Refinery ........................................       82,197        192,270
   Nishat Mills .............................................      763,000        553,061
   Pakistan Telecommunication ...............................    3,784,181        856,324
                                                                             ------------
                                                                                3,960,345
                                                                             ------------
PHILIPPINES -- 0.8%
   First Gen* ...............................................      570,450        188,942
   Globe Telecom ............................................       11,210        215,903
   Philippine Long Distance Telephone .......................       73,738      3,980,975
                                                                             ------------
                                                                                4,385,820
                                                                             ------------
POLAND -- 2.8%
   Boryszew* ................................................       50,286        101,559
   KGHM Polska Miedz ........................................      347,743     11,705,664
   Telekomunikacja Polska ...................................      661,891      3,884,583
                                                                             ------------
                                                                               15,691,806
                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
RUSSIA -- 2.6%
   LUKOIL ADR ...............................................      123,964   $  7,191,357
   OAO Gazprom ADR ..........................................       14,994        359,587
   Surgutneftegaz ADR .......................................      764,166      6,744,311
                                                                             ------------
                                                                               14,295,255
                                                                             ------------
SINGAPORE -- 0.9%
   Yangzijiang Shipbuilding Holdings ........................    7,092,000      4,964,835
                                                                             ------------
SOUTH AFRICA -- 3.0%
   Aveng ....................................................      701,505      3,744,375
   Barloworld ...............................................       38,662        242,607
   Grindrod .................................................      140,014        323,876
   Imperial Holdings ........................................       43,776        453,585
   Investec .................................................      389,753      2,894,723
   Mittal Steel South Africa ................................      370,524      5,018,417
   Naspers ..................................................       46,861      1,702,509
   Sanlam ...................................................      116,471        321,833
   Steinhoff International Holdings .........................       69,104        168,071
   Telkom ...................................................      243,859      1,375,094
   Wilson Bayly Holmes-Ovcon ................................        7,408        107,954
                                                                             ------------
                                                                               16,353,044
                                                                             ------------
SOUTH KOREA -- 17.6%
   AtlasBX ..................................................      262,941      3,613,850
   CJ .......................................................       32,643      1,301,141
   Daesang ..................................................          540          3,761
   Daou Data ................................................       44,716        107,648
   Daou Technology ..........................................       46,400        286,574
   Dongbu Insurance .........................................       32,270        976,009
   Haansoft .................................................       53,579        170,318
   Hana Financial Group .....................................      162,040      4,790,124
   Hanil E-Wha ..............................................      199,070        615,413
   Hanwha ...................................................      131,170      4,177,938
   Hite Holdings ............................................       14,760        379,720
   Husteel ..................................................       22,760        287,947
   Hyundai DSF ..............................................       11,420         76,984
   Hyundai H&S ..............................................        4,484        317,296
   Hyundai Hysco ............................................       13,620        171,736
   Hyundai Marine & Fire Insurance ..........................      120,210      2,213,065

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
SOUTH KOREA -- CONTINUED
   Hyundai Mipo Dockyard ....................................        3,931   $    322,801
   Hyundai Motor ............................................       18,665      1,687,504
   In the F* ................................................       76,100         80,225
   IS Dongseo ...............................................       14,540         93,424
   IsuPetasys ...............................................      218,500        297,493
   Korea Electric Power .....................................      148,950      4,206,952
   Korea Investment Holdings ................................        4,130        109,788
   KP Chemical* .............................................       65,010        374,119
   KT .......................................................      327,459     10,639,617
   Kumho Industrial .........................................       18,450        154,460
   Kyeryong Construction Industrial .........................       31,442        583,827
   LG .......................................................      125,474      7,085,430
   LG Display ...............................................      273,170      6,515,601
   LG Electronics ...........................................      120,710     11,184,834
   LIG Insurance ............................................       10,340        211,143
   Meritz Securities ........................................      101,940        101,431
   ON*Media* ................................................      147,360        414,001
   Pacific ..................................................        1,322        161,191
   S&T ......................................................        7,460        177,335
   Samsung Electronics ......................................       36,610     21,957,943
   Samsung SDI ..............................................        2,038        231,908
   SK Holdings ..............................................       49,288      3,897,225
   Sungwoo Hitech ...........................................          788          6,472
   Tong Yang Securities .....................................      171,800      1,568,929
   TS .......................................................        9,320        372,175
   Woori Finance Holdings ...................................      354,630      4,757,856
   Youngone* ................................................       86,328        565,524
   Youngone Holdings ........................................       21,582        441,634
                                                                             ------------
                                                                               97,690,366
                                                                             ------------
TAIWAN -- 16.5%
   AcBel Polytech ...........................................    1,592,205      1,084,620
   Advanced Semiconductor Engineering .......................      633,000        497,258
   AmTRAN Technology ........................................    1,428,485      1,353,190
   Asia Vital Components ....................................        6,960          7,199
   AU Optronics .............................................    6,366,975      5,627,423
   Cheng Loong ..............................................    1,070,000        347,962
   China General Plastics* ..................................      734,000        259,757

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
TAIWAN -- CONTINUED
   China Life Insurance* ....................................    4,560,710   $  3,301,326
   CMC Magnetics* ...........................................    1,006,000        220,197
   Compal Electronics .......................................   10,457,892     13,031,632
   Coretronic ...............................................      514,000        560,939
   Elitegroup Computer Systems ..............................      964,000        364,712
   Fubon Financial Holding ..................................   12,018,000     13,291,818
   GigaMedia* ...............................................      205,257        841,554
   GMI Technology* ..........................................      148,000        107,043
   Hai Kwang Enterprise .....................................      303,571        166,498
   Hwacom Systems ...........................................      707,999        463,748
   Inventec .................................................    2,892,067      1,594,627
   Inventec Appliances ......................................    1,647,900      1,587,684
   Kang Na Hsiung Enterprise ................................      263,000        178,231
   Kenda Rubber Industrial ..................................      163,000        191,897
   King Yuan Electronics ....................................    2,127,000        818,264
   LITE-ON IT ...............................................      345,000        267,946
   Lite-On Technology .......................................    2,773,430      3,640,800
   Longwell .................................................      533,000        748,037
   Macronix International ...................................    7,395,351      3,736,377
   Mega Financial Holding ...................................    1,316,000        730,449
   Mercuries & Associates ...................................      166,000         69,558
   Micro-Star International .................................      159,000         94,761
   Phihong Technology .......................................      233,000        198,503
   Pou Chen .................................................    2,404,500      1,643,172
   Powertech Technology .....................................      225,750        615,947
   Quanta Computer ..........................................    3,001,867      5,659,911
   Sampo* ...................................................      639,000        100,142
   Sanyang Industry .........................................      292,000        116,676
   Sigurd Microelectronics ..................................      243,000        121,195
   Sinon ....................................................      291,420        115,031
   Supreme Electronics ......................................      773,000        509,863
   Taishin Financial Holding ................................      258,000        100,637
   Taiwan Life Insurance* ...................................      147,000        131,033
   Taiwan Line Tek Electronic ...............................        2,599          3,922
   Taiwan Semiconductor Manufacturing .......................    5,495,614      9,936,345
   Taiwan Surface Mounting Technology .......................      401,233        864,155
   Tatung* ..................................................   11,329,000      2,486,953

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
TAIWAN -- CONTINUED
   Tong Yang Industry .......................................      449,080   $    631,544
   TYC Brother Industrial ...................................      156,560         94,654
   United Microelectronics ..................................   14,978,000      7,176,516
   Universal Scientific Industrial ..........................      686,000        337,337
   USI ......................................................    2,574,000      1,207,628
   Ve Wong ..................................................      121,800         91,665
   Winbond Electronics* .....................................      679,000        124,992
   Wistron ..................................................    1,790,000      2,986,757
   WUS Printed Circuit ......................................      295,000         92,882
   Yageo ....................................................    1,969,000        540,895
   Yosun Industrial .........................................      361,000        323,368
                                                                             ------------
                                                                               91,397,230
                                                                             ------------
THAILAND -- 3.8%
   Bangkok Bank .............................................      946,500      3,131,914
   Charoen Pokphand Foods ...................................   19,696,800      5,656,900
   Electricity Generating ...................................      419,200        937,333
   KGI Securities Thailand ..................................    3,174,600        117,313
   Kiatnakin Bank ...........................................      715,800        537,552
   Krung Thai Bank ..........................................    3,940,700      1,028,110
   Lanna Resources ..........................................    1,764,100        775,814
   LPN Development ..........................................      752,100        155,550
   Property Perfect .........................................    4,056,200        481,861
   Sansiri ..................................................      832,300         99,847
   Siam Commercial Bank .....................................    1,582,700      3,612,485
   STP&I ....................................................      278,800        125,119
   Supalai ..................................................      803,100        133,412
   Thai Airways International* ..............................    1,464,600        860,296
   Thaicom* .................................................    2,239,100        506,829
   Thanachart Capital .......................................    2,590,700      1,513,107
   Thoresen Thai Agencies ...................................      273,570        216,360
   TPI Polene* ..............................................    4,834,300      1,371,425
                                                                             ------------
                                                                               21,261,227
                                                                             ------------
TURKEY -- 4.4%
   Anadolu Sigorta ..........................................    2,436,461      2,010,744
   Aygaz ....................................................      305,497      1,081,955
   Dogan Sirketler Grubu Holdings ...........................    5,124,226      3,370,661

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

COMMON STOCK - CONTINUED

                                                                  SHARES         VALUE
                                                                ----------   ------------
TURKEY -- CONTINUED
   Eczacibasi Yatirim Holding ...............................      557,648   $  1,506,535
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret .....................................    1,030,469      1,064,799
   Haci Omer Sabanci Holding ................................    1,283,164      4,690,463
   Is Yatirim Menkul Degerler ...............................       82,677        143,532
   Petrol Ofisi* ............................................      419,389      1,564,497
   Pinar Entegre Et ve Un Sanayi ............................       43,360        108,358
   Turk Hava Yollari ........................................      540,582      1,508,929
   Turkiye Is Bankasi .......................................    1,066,598      4,038,880
   Turkiye Vakiflar Bankasi Tao, Cl D .......................    1,324,377      3,211,183
                                                                             ------------
                                                                               24,300,536
                                                                             ------------
   TOTAL COMMON STOCK
      (Cost $430,092,031) ...................................                 500,048,365
                                                                             ------------
PREFERRED STOCK -- 9.2%
BRAZIL -- 9.2%
   Brasil Telecom Participacoes .............................       20,800        210,304
   Centrais Eletricas Brasileiras, Cl A .....................      666,900      8,485,408
   Centrais Eletricas de Santa Catarina, Ser B ..............       52,700      1,051,605
   Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl
      Preference ............................................            1             30
   Cia Paranaense de Energia, Ser B .........................      254,652      4,439,233
   Confab Industrial ........................................      309,454        910,521
   Eletropaulo Metropolitana Eletricidade de Sao Paulo ......      234,561      4,427,414
   Embratel Participacoes ...................................           60             --
   Lojas Americanas .........................................            3             20
   Metalurgica Gerdau, Cl A .................................      636,523     11,696,404
   Petroleo Brasileiro ......................................      779,700     15,465,563
   San Carlos Empreendimentos e Participacoes* (a) ..........          455             --
   Telecomunicacoes de Sao Paulo ............................        8,500        210,846
   Telegraph Norte Leste Participacoes ......................       64,500      1,227,350
   Telemar Norte Leste ......................................       79,000      2,487,793
   Tractebel Energia, Ser B* (a) ............................            1             --
   Universo Online ..........................................       68,850        404,770
                                                                             ------------
   TOTAL PREFERRED STOCK
      (Cost $36,147,570) ....................................                  51,017,261
                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

                                                                  SHARES         VALUE
                                                                ----------   ------------
RIGHTS* -- 0.0%
   Embratel Participacoes, Expires 11/25/09 .................            1   $         --
   Embratel Participacoes, Expires 11/25/09 .................           22             --
   Sansiri, Expires 10/07/14 ................................      416,150             --
                                                                             ------------
   TOTAL RIGHTS
      (Cost $0) .............................................                          --
                                                                             ------------
CASH EQUIVALENT -- 1.8%
   Union Bank N.A. Diversified Money
      Market Fund, Fiduciary Shares, 0.020% (b)
      (Cost $10,010,472) ....................................   10,010,472     10,010,472
                                                                             ------------
   TOTAL INVESTMENTS -- 101.4%
      (Cost $476,250,073) ...................................                $561,076,098
                                                                             ============

PERCENTAGES ARE BASED ON NET ASSETS OF $553,532,088.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2009, WAS $3 AND REPRESENTED 0% OF NET ASSETS.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR - AMERICAN DEPOSITARY RECEIPT

CL  - CLASS

SER - SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

The summary of inputs used to value the Portfolio's net assets as of October 31, 2009 is as follows:

INVESTMENTS IN
SECURITIES              LEVEL 1       LEVEL 2+     LEVEL 3       TOTAL
--------------       ------------   ------------   -------   ------------
Common Stock
   Argentina         $  3,640,551   $         --     $--     $  3,640,551
   Brazil              13,723,274             --      --       13,723,274
   Chile                7,490,791             --      --        7,490,791
   China                       --     57,468,477      --       57,468,477
   Czech Republic              --      1,124,965      --        1,124,965
   Egypt                       --      4,254,931      --        4,254,931
   Hong Kong                   --      3,720,443      --        3,720,443
   Hungary                     --      5,355,090      --        5,355,090
   India                       --     73,466,439      --       73,466,439
   Indonesia                   --      4,343,380      --        4,343,380
   Malaysia                    --     11,302,481      --       11,302,481
   Mexico              19,857,079             --      --       19,857,079
   Pakistan             3,960,345             --      --        3,960,345
   Philippines                 --      4,385,820      --        4,385,820
   Poland                      --     15,691,806      --       15,691,806
   Russia                      --     14,295,255      --       14,295,255
   Singapore                   --      4,964,835      --        4,964,835
   South Africa                --     16,353,044      --       16,353,044
   South Korea            565,524     97,124,842      --       97,690,366
   Taiwan               1,539,911     89,857,319      --       91,397,230
   Thailand                    --     21,261,227      --       21,261,227
   Turkey                      --     24,300,536      --       24,300,536
                     ------------   ------------     ---     ------------
Total Common Stock     50,777,475    449,270,890      --      500,048,365
Preferred Stock        51,017,261             --      --       51,017,261
Rights                         --             --      --               --
Cash Equivalent        10,010,472             --      --       10,010,472
                     ------------   ------------     ---     ------------
Total Investments
   in Securities     $111,805,208   $449,270,890     $--     $561,076,098
                     ============   ============     ===     ============

+ REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE OF THE UNITED SATES THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
   Investments at Value (Cost $476,250,073) .................................   $ 561,076,098
   Receivable for Investment Securities Sold ................................      18,362,216
   Receivable for Capital Shares Sold .......................................       2,852,163
   Dividends Receivable .....................................................       1,523,856
   Foreign Currency, at Value (Cost $1,085,813) .............................       1,047,900
   Prepaid Expenses .........................................................          10,887
                                                                                -------------
   Total Assets .............................................................     584,873,120
                                                                                -------------
   LIABILITIES
   Payable for Investment Securities Purchased ..............................      27,022,686
   Accrued Foreign Capital Gains Tax on Appreciated Securities ..............       3,007,815
   Payable to Investment Adviser ............................................         486,859
   Payable for Capital Shares Redeemed ......................................         445,580
   Payable due to Administrator .............................................          51,689
   Chief Compliance Officer Fees Payable ....................................           3,131
   Payable due to Trustees ..................................................           1,852
   Accrued Expenses .........................................................         321,420
                                                                                -------------
   Total Liabilities ........................................................      31,341,032
                                                                                -------------
   NET ASSETS ...............................................................   $ 553,532,088
                                                                                =============
   NET ASSETS CONSIST OF:
   Paid-in Capital ..........................................................   $ 574,989,330
   Undistributed Net Investment Income ......................................       4,077,065
   Accumulated Net Realized Loss on Investments and Foreign Currency
      Transactions ..........................................................    (107,516,232)
   Net Unrealized Appreciation on Investments ...............................      84,826,025
   Net Unrealized Appreciation on Foreign Currencies and Translation of Other
      Assets and Liabilities Denominated in Foreign Currencies ..............         163,715
   Accumulated Foreign Capital Gains Tax on Appreciated Securities ..........      (3,007,815)
                                                                                -------------
   NET ASSETS ...............................................................   $ 553,532,088
                                                                                =============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .............................      36,521,072
   Net Asset Value Price Per Share                                              $       15.16
 ............................................................................   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2009

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
   Dividends ..............................................   $  14,787,167
   Interest ...............................................           4,390
   Less: Foreign Taxes Withheld ...........................      (1,482,712)
                                                              -------------
   TOTAL INVESTMENT INCOME ................................      13,308,845
                                                              -------------
EXPENSES:
   Investment Advisory Fees ...............................       4,009,577
   Administration Fees ....................................         448,712
   Chief Compliance Officer Fees ..........................           9,433
   Trustees' Fees .........................................           7,535
   Shareholder Servicing Fees .............................         615,406
   Custodian Fees .........................................         330,979
   Transfer Agent Fees ....................................         200,615
   Interest Expense .......................................          90,927
   Printing Fees ..........................................          78,675
   Legal Fees .............................................          43,853
   Filing and Registration Fees ...........................          23,798
   Audit Fees .............................................          18,613
   Other Expenses .........................................          80,587
                                                              -------------
   TOTAL EXPENSES .........................................       5,958,710
                                                              -------------
LESS:
   Fees Paid Indirectly -- (See Note 4) ...................          (4,885)
                                                              -------------
   NET EXPENSES ...........................................       5,953,825
                                                              -------------
   NET INVESTMENT INCOME ..................................       7,355,020
                                                              -------------
NET REALIZED LOSS ON:
   Investments ............................................     (86,718,500)
   Foreign Currency Transactions ..........................        (524,083)
                                                              -------------
NET REALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS ......................     (87,242,583)
                                                              -------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ............................................     268,253,691
   Foreign Capital Gains Tax on Appreciated Securities ....      (2,997,809)
   Foreign Currency Transactions ..........................         261,735
                                                              -------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...     265,517,617
                                                              -------------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
      FOREIGN CURRENCY TRANSACTIONS .......................     178,275,034
                                                              -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 185,630,054
                                                              =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED       YEAR ENDED
                                                                    OCTOBER 31,      OCTOBER 31,
                                                                       2009             2008
                                                                  --------------   --------------
OPERATIONS:
   Net Investment Income ......................................   $   7,355,020    $   17,286,779
   Net Realized Gain (Loss) on Investments and
      Foreign Currency Transactions ...........................     (87,242,583)       50,782,033
   Net Change in Unrealized Appreciation/(Depreciation) on
      Investments, Foreign Capital Gains Tax on Appreciated
      Securities and Foreign Currency Transactions ............     265,517,617      (773,961,329)
                                                                  --------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .........................................     185,630,054      (705,892,517)
                                                                  --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................................     (16,083,024)      (16,137,025)
   Net Realized Gains .........................................     (72,863,399)     (241,985,889)
                                                                  --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .......................     (88,946,423)     (258,122,914)
                                                                  --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................     207,004,855       175,723,263
   Reinvestment of Distributions ..............................      79,705,109       220,173,962
   Redemption Fees -- (See Note 2) ............................          57,289            54,204
   Redeemed ...................................................    (220,331,300)     (291,650,470)
                                                                  --------------   --------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............................      66,435,953       104,300,959
                                                                  --------------   --------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS .................     163,119,584      (859,714,472)
                                                                  --------------   --------------
NET ASSETS:
   Beginning of Year ..........................................     390,412,504     1,250,126,976
                                                                  --------------   --------------
   End of Year (including Undistributed Net
      Investment Income of $4,077,065 and
      $11,491,692, respectively) ..............................   $ 553,532,088    $  390,412,504
                                                                  ==============   ==============
SHARE TRANSACTIONS:
   Issued .....................................................      17,520,323         6,510,893
   Reinvestment of Distributions ..............................       7,958,404         6,925,795
   Redeemed ...................................................     (18,829,939)      (11,903,022)
                                                                  --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ......................................       6,648,788         1,533,666
                                                                  ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        YEARS ENDED OCTOBER 31,
                                     --------------------------------------------------------------
                                       2009         2008          2007          2006         2005
                                     --------     --------     ----------     --------     --------
Net Asset Value,
   Beginning of Year .............   $  13.07     $  44.11     $    31.28     $  24.35     $  18.50
                                     --------     --------     ----------     --------     --------
Income from Operations
   Net Investment Income* ........       0.22         0.53           0.53         0.53         0.44
   Net Realized and Unrealized
      Gain (Loss) ................       5.40       (22.44)         18.34         9.04         5.95
                                     --------     --------     ----------     --------     --------
   Total from Operations .........       5.62       (21.91)         18.87         9.57         6.39
                                     --------     --------     ----------     --------     --------
Redemption Fees ..................       0.00**       0.00**         0.00**       0.00**       0.00**
                                     --------     --------     ----------     --------     --------
Dividends and Distributions:
   Net Investment Income .........      (0.54)       (0.48)         (0.51)       (0.37)       (0.08)
   Net Realized Gains ............      (2.99)       (8.65)         (5.53)       (2.27)       (0.46)
                                     --------     --------     ----------     --------     --------
   Total Dividends and
      Distributions ..............      (3.53)       (9.13)         (6.04)       (2.64)       (0.54)
                                     --------     --------     ----------     --------     --------
Net Asset Value, End of Year .....   $  15.16     $  13.07     $    44.11     $  31.28     $  24.35
                                     ========     ========     ==========     ========     ========
Total Return+ ....................      58.69%      (61.74)%        72.00%       42.04%       35.27%
                                     ========     ========     ==========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) ...................   $553,532     $390,413     $1,250,127     $837,481     $703,017
Ratio of Expenses to Average
   Net Assets ....................       1.49%(1)     1.38%(1)       1.39%(1)     1.39%(1)     1.47%(1)
Ratio of Net Investment Income
   to Average Net Assets .........       1.83%        1.87%          1.64%        1.86%        2.01%
Portfolio Turnover Rate ..........        115%         102%            59%          40%          54%

*    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT WAS LESS THAN $0.01 PER SHARE.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2009, OCTOBER 31, 2008, OCTOBER 31, 2007, OCTOBER 31, 2006 AND OCTOBER 31, 2005, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.48%, 1.38%, 1.38%, 1.38% AND 1.46%, RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 30 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

As of October 29, 2008, the Portfolio was re-opened to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

'
THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates, and could have a material impact on the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

     extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

     Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of October 31, 2009, the total market value of securities in the Portfolio, valued in accordance with fair valued procedures, was $449,270,890 or 81.2% of net assets.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For the year ended October 31, 2009, there have been no significant changes to the Portfolio's fair value methodologies.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the year ended October 31, 2009, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis at the settlement date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

     transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2009, the Portfolio had no open forward foreign currency contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2009 and October 31, 2008, there were $57,289 and $54,204, respectively, in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management LLC (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits of $4,885 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2009, the Portfolio made purchases of $457,411,766 and sales of $481,401,546 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. LINE OF CREDIT:

The Portfolio entered into an agreement which enables it to participate in a $10 million unsecured committed revolving line of credit with Union Bank N.A. The proceeds from the borrowings shall be used to finance the Portfolio's short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. As of October 31, 2009 the Portfolio had $0 of borrowings outstanding. For the year ended October 31, 2009, the Portfolio had average borrowings of $9,667,222 over a period of 90 days at a weighted average interest rate of 3.98%. Interest accrued on the borrowings during the year were $90,927.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses and sale of, passive foreign investment companies (PFIC), and foreign tax withholding reclassifications. Permanent book and tax differences resulted in a reclassification of $1,313,377 to undistributed net investment income and $(1,313,377) from accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAIN       TOTAL
       -----------   ------------   ------------
2009   $16,085,631   $ 72,860,792   $ 88,946,423
2008   $42,046,897   $216,076,017   $258,122,914

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income   $   4,687,939
Capital Loss Carryforwards       (102,240,432)
Net Unrealized Appreciation        76,095,251
                                -------------
Total Accumulated Losses        $ (21,457,242)
                                =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, there were $102,240,432 of capital loss carryforwards, which expire October 31, 2017.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2009, were as follows:

                  AGGREGATED         AGGREGATED
 FEDERAL TAX   GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
    COST         APPRECIATION       DEPRECIATION      APPRECIATION
------------   ----------------   ----------------   --------------
$482,136,747     $116,484,872       $(37,545,521)     $78,939,351

9. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At October 31, 2009, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

At October 31, 2009, 61% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank N.A. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 105% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity. As of October 31, 2009 there were no securities on loan for the Portfolio.

12. ACCOUNTING PRONOUNCEMENT:

Effective January 1, 2009, the Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Portfolio's financial statements. For the year ended October 31, 2009 there was no derivative activity requiring additional disclosure.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

13. SUBSEQUENT EVENTS:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through December 21, 2009, the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2009.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Portfolio") at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2009

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                     BEGINNING     ENDING                 EXPENSES
                                      ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                       VALUE       VALUE       EXPENSE     DURING
                                       5/1/09     10/31/09     RATIOS      PERIOD*
                                     ---------   ---------   ----------   --------
ACADIAN EMERGING MARKETS PORTFOLIO
ACTUAL PORTFOLIO RETURN              $1,000.00   $1,360.90      1.35%       $8.01
HYPOTHETICAL 5% RETURN                1,000.00    1,018.42      1.35         6.85

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons

                                           TERM OF
                          POSITION(S)     OFFICE AND
    NAME, ADDRESS,         HELD WITH       LENGTH OF
        AGE(1)             THE TRUST    TIME SERVED(2)
    --------------       ------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman      (Since 1991)
63 yrs. old              of the Board
                          of Trustees

WILLIAM M. DORAN            Trustee      (Since 1992)
1701 Market Street
Philadelphia, PA 19103
69 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of October 31, 2009.

                                             NUMBER OF
                                             PORTFOLIOS
                                          IN THE ADVISORS'
                                         INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)             OVERSEEN BY                OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS               BOARD MEMBER             HELD BY BOARD MEMBER(3)
        -----------------------          -----------------           -----------------------
Currently performs various services on           30          Trustee of The Advisors' Inner Circle
behalf of SEI Investments for which                          Fund II, Bishop Street Funds, SEI Asset
Mr. Nesher is compensated.                                   Allocation Trust, SEI Daily Income
                                                             Trust, SEI Institutional International
                                                             Trust, SEI Institutional Investments
                                                             Trust, SEI Institutional Managed Trust,
                                                             SEI Liquid Asset Trust, SEI Tax Exempt
                                                             Trust, and SEI Alpha Strategy
                                                             Portfolios, L.P., Director of SEI
                                                             Global Master Fund, plc, SEI Global
                                                             Assets Fund, plc, SEI Global
                                                             Investments Fund, plc, SEI Investments
                                                             Global, Limited, SEI Investments --
                                                             Global Fund Services, Limited, SEI
                                                             Investments (Europe), Limited, SEI
                                                             Investments -- Unit Trust Management
                                                             (UK), Limited, SEI Global Nominee Ltd.,
                                                             SEI Opportunity Fund, L.P., SEI
                                                             Structured Credit Fund, L.P., and SEI
                                                             Multi-Strategy Funds plc.

Self-employed consultant since 2003.             30          Trustee of The Advisors' Inner Circle
Partner, Morgan, Lewis & Bockius                             Fund II, Bishop Street Funds, SEI Asset
LLP (law firm) from 1976 to 2003,                            Allocation Trust, SEI Daily Income
counsel to the Trust, SEI, SIMC, the                         Trust, SEI Institutional International
Administrator and the Distributor.                           Trust, SEI Institutional Investments
Director of SEI Investments                                  Trust, SEI Institutional Managed Trust,
since 1974. Secretary of SEI                                 SEI Liquid Asset Trust, SEI Tax Exempt
Investments since 1978.                                      Trust, and SEI Alpha Strategy
                                                             Portfolios, L.P., Director of SEI since
                                                             1974. Director of the Distributor since
                                                             2003. Director of SEI Investments --
                                                             Global Fund Services, Limited, SEI
                                                             Investments Global, Limited, SEI
                                                             Investments (Europe), Limited, SEI
                                                             Investments (Asia), Limited and SEI
                                                             Asset Korea Co., Ltd., SEI Global
                                                             Nominee Limited and SEI Investments
                                                             Unit Trust Management (UK) Limited.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                            TERM OF
                          POSITION(S)     OFFICE AND
     NAME, ADDRESS,        HELD WITH       LENGTH OF
         AGE(1)            THE TRUST    TIME SERVED(2)
     --------------       -----------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee      (Since 1994)
78 yrs. old

GEORGE J. SULLIVAN, JR.     Trustee      (Since 1999)
66 yrs. old

BETTY L. KRIKORIAN          Trustee      (Since 2005)
66 yrs. old

CHARLES E. CARLBOM          Trustee      (Since 2005)
75 yrs. old

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

                                               NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                           INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)               OVERSEEN BY                 OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                BOARD MEMBER               HELD BY BOARD MEMBER(3)
----------------------------------------   -----------------   ------------------------------------------
Attorney, sole practitioner since 1994.            30          Trustee of The Advisors' Inner Circle Fund
Partner, Dechert Price & Rhoads (law                           II, Bishop Street Funds and U.S.
firm), September 1987-December 1993.                           Charitable Gift Trust, SEI Asset
                                                               Allocation Trust, SEI Daily Income Trust,
                                                               SEI Institutional International Trust, SEI
                                                               Institutional Investments Trust, SEI
                                                               Institutional Managed Trust, SEI Liquid
                                                               Asset Trust, SEI Tax Exempt Trust, and SEI
                                                               Alpha Strategy Portfolios, L.P.

Chief Executive Officer, Newfound                  30          Trustee of The Advisors' Inner Circle Fund
Consultants Inc. since April 1997.                             II, Bishop Street Funds, State Street
                                                               Navigator Securities Lending Trust, SEI
                                                               Asset Allocation Trust, SEI Daily Income
                                                               Trust, SEI Institutional International
                                                               Trust, SEI Institutional Investments
                                                               Trust, SEI Institutional Managed Trust,
                                                               SEI Liquid Asset Trust, SEI Tax Exempt
                                                               Trust, and SEI Alpha Strategy Portfolios,
                                                               L.P., Director of SEI Opportunity Fund,
                                                               L.P., and SEI Structured Credit Fund, L.P.
                                                               Member of the independent review committee
                                                               for SEI's Canadian-registered Mutual
                                                               Funds.

Vice President Compliance, AARP                    30          Trustee of The Advisors' Inner Circle Fund
Financial Inc. since 2008. Self-                               II and Bishop Street Funds.
employed Legal and Financial Services
Consultant since 2003. Counsel, State
Street Bank Global Securities and Cash
Operations from 1995 to 2003.

Self-employed Business Consultant,                 30          Trustee of The Advisors' Inner Circle Fund
Business Project Inc. since 1997. CEO                          II and Bishop Street Funds. Director of
and President, United Grocers Inc. from                        Oregon Transfer Co.
1997 to 2000.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                        TERM OF
                                                      OFFICE AND
      NAME, ADDRESS,             POSITION(S)           LENGTH OF
          AGE(1)             HELD WITH THE TRUST    TIME SERVED(2)
-------------------------   ---------------------   --------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON                Trustee           (Since 2005)
67 yrs. old

JOHN K. DARR                       Trustee           (Since 2008)
65 yrs. old

OFFICERS
PHILIP T. MASTERSON               President          (Since 2008)
45 yrs. old

MICHAEL LAWSON              Treasurer, Controller    (Since 2005)
49 yrs. old                  and Chief Financial
                                   Officer

RUSSELL EMERY                 Chief Compliance       (Since 2006)
46 yrs. old                        Officer

----------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

                                               NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                           INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)           OVERSEEN BY BOARD               OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS               MEMBER/OFFICER          HELD BY BOARD MEMBER/OFFICER(3)
----------------------------------------   -----------------   ------------------------------------------
Retired.                                           30          Director, Federal Agricultural Mortgage
                                                               Corporation. Trustee of The Advisors'
                                                               Inner Circle Fund II and Bishop Street
                                                               Funds.

CEO, Office of Finance, FHL Banks from             30          Director of Federal Home Loan Bank of
1992 to 2007.                                                  Pittsburgh and Manna, Inc. and Trustee of
                                                               The Advisors' Inner Circle Fund II and
                                                               Bishop Street Funds.

Managing Director of SEI Investments              N/A                              N/A
since 2006. Vice President and Assistant
Secretary of the Administrator from 2004
to 2006. General Counsel of Citco Mutual
Fund Services from 2003 to 2004. Vice
President and Associate Counsel for the
Oppenheimer Funds from 2001 to 2003.

Director, SEI Investments, Fund                   N/A                              N/A
Accounting since July 2005. Manager, SEI
Investments, Fund Accounting from April
1995 to February 1998 and November 1998
to July 2005.

Chief Compliance Officer of SEI                   N/A                              N/A
Structured Credit Fund, L.P. and SEI
Alpha Strategy Portfolios, L.P. since
June 2007. Chief Compliance Officer of
SEI Opportunity Fund, L.P., SEI
Institutional Managed Trust, SEI Asset
Allocation Trust, SEI Institutional
International Trust, SEI Institutional
Investments Trust, SEI Daily Income
Trust, SEI Liquid Asset Trust and SEI
Tax Exempt Trust since March 2006.
Director of Investment Product
Management and Development, SEI
Investments, since February 2003; Senior
Investment Analyst -- Equity Team, SEI
Investments, from March 2000 to February
2003.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                          TERM OF
                         POSITION(S)     OFFICE AND
   NAME, ADDRESS,         HELD WITH       LENGTH OF
       AGE(1)             THE TRUST      TIME SERVED
--------------------   --------------   ------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO        Vice President   (Since 2007)
36 yrs. old            and Secretary

CAROLYN F. MEAD        Vice President   (Since 2007)
52 yrs. old            and Assistant
                         Secretary

JAMES NDIAYE           Vice President   (Since 2004)
41 yrs. old            and Assistant
                         Secretary

TIMOTHY D. BARTO       Vice President   (Since 2000)
41 yrs. old            and Assistant
                         Secretary

MICHAEL BEATTIE        Vice President   (Since 2009)
44 yrs. old

ANDREW S. DECKER        AML Officer     (Since 2008)
46 yrs. old

----------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

                                               NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                           INNER CIRCLE FUND
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY                  OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                  OFFICER                      HELD BY OFFICER
----------------------------------------   -----------------   ------------------------------------------
Corporate Counsel of SEI since 2007;              N/A                              N/A
Associate Counsel, ICMA Retirement
Corporation 2004- 2007; Federal
Investigator, U.S. Department of Labor
2002-2004; U.S. Securities and Exchange
Commission-Division of Investment
Management, 2003.

Corporate Counsel of SEI since 2007;              N/A                              N/A
Associate, Stradley, Ronon, Stevens &
Young (law firm) 2004- 2007; Counsel,
ING Variable Annuities, 1999-2002.

Employed by SEI Investments Company               N/A                              N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius LLP
(law firm) from 2000-2003. Counsel,
Assistant Vice President, ING Variable
Annuities Group from 1999-2000.

General Counsel, Vice President and               N/A                              N/A
Secretary of SEI Investments Global
Funds Services since 1999; Associate,
Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn (law
firm) from 1994-1997.

Director of Client Services at SEI since          N/A                              N/A
2004.

Compliance Officer and Product Manager,           N/A                              N/A
SEI, 2005-2008. Vice President, Old
Mutual Capital, 2000-2005. Operations
Director, Prudential Investments,
1998-2000.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 19-20, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the firm, including its history, assets under management, personnel and best execution practices. The Adviser's representative then reviewed the Portfolio's portfolio composition. The representative informed the Board that the Portfolio had re-opened to new investment by new investors as of October 2008. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.

The Trustees also considered other services to be provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio's investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.

INVESTMENT PERFORMANCE OF THE PORTFOLIO AND THE ADVISER. The Board was provided with information regarding the performance of the Portfolio over various periods and since the Portfolio's inception. The Board also compared the Portfolio's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio, outlining current market conditions and explaining the Adviser's expectations and strategies for the future. The Board noted that although the Portfolio underperformed its benchmark over various periods of time, its recent performance was not substantially below that of its benchmark and the Portfolio's performance did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Portfolio.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Portfolio. The Trustees considered the information provided and concluded such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and noted that the Portfolio's total fees and expenses appeared comparable to those incurred by other peer funds. The Board concluded that the advisory fee was comparable to those of similar mutual funds, appeared reasonable in light of the services rendered and was the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2009

NOTICE TO SHAREHOLDERS (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

                                                       QUALIFYING
                                                           FOR                                           SHORT
                                                        CORPORATE                                        TERM
               LONG TERM    ORDINARY                    DIVIDENDS  QUALIFYING     U.S.      INTEREST    CAPITAL     FOREIGN
             CAPITAL GAIN    INCOME         TOTAL          REC.     DIVIDEND   GOVERNMENT   RELATED      GAIN         TAX
             DISTRIBUTION DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1)  INCOME(2) INTEREST(3) DIVIDEND(4) DIVIDENDS(5) CREDIT(6)
             ------------ ------------- ------------- ------------ ---------- ----------- ----------- ------------ ---------
   ACADIAN
   EMERGING
   MARKETS
   PORTFOLIO     81.92%       18.08%       100.00%        0.03%      90.48%      0.00%       0.75%        0.00%      8.62%

(1) Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolio to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of The Advisors' Inner Circle Fund - Acadian Emerging who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividend" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(6) The percentage in this column represents the amount of "Qualifying Foreign Taxes" as a percentage of ordinary distributions during the fiscal year ended October 31, 2009 amounting to $1,387,282 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2009, which shareholders of this Portfolio will receive in late January, 2010. In addition, for the year ended October 31, 2009, gross foreign source income amounted to $9,230,865 for the Acadian Emerging Markets Portfolio.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                          Acadian Asset Management LLC
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-0800

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                  2009                                          2008
               ------------------------------------------   --------------------------------------------
                                               All other                                      All other
                                               fees and                                       fees and
                              All fees and    services to                    All fees and    services to
               All fees and    services to      service      All fees and     services to      service
                services to      service      affiliates      services to       service      affiliates
                 the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                 that were      that were       require          were          that were       require
               pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
               ------------   ------------   ------------   --------------   ------------   ------------
(a) Audit          $232,354        $0             $0           $246,200           $0             $0
    Fees

(b) Audit-         $   0           $0             $0           $      0           $0             $0
    Related
    Fees

(c) Tax Fees       $   0           $0             $0           $      0           $0             $0

(d) All            $   0           $0             $0           $      0           $0             $0
    Other
    Fees

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                  2009                                          2008
               ------------------------------------------   --------------------------------------------
                                               All other                                      All other
                                               fees and                                       fees and
                              All fees and    services to                    All fees and    services to
               All fees and    services to      service      All fees and     services to      service
                services to      service      affiliates      services to       service      affiliates
                 the Trust     affiliates    that did not   the Trust that    affiliates    that did not
                 that were      that were       require          were          that were       require
               pre-approved   pre-approved   pre-approval    pre-approved    pre-approved   pre-approval
               ------------   ------------   ------------   --------------   ------------   ------------
(a) Audit          $245,808        N/A            N/A          $316,360           N/A            N/A
    Fees

(b) Audit-           N/A           N/A            N/A               N/A           N/A            N/A
    Related
    Fees

(c) Tax Fees         N/A           N/A            N/A               N/A           N/A            N/A

(d) All              N/A           N/A            N/A               N/A           N/A            N/A
    Other
    Fees

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     N/A
Tax Fees              0%     N/A
All Other Fees        0%     N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ Philip T. Masterson
                                                 ------------------------------
                                                 Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Philip T. Masterson
                                                 ------------------------------
                                                 Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ------------------------------
                                                 Michael Lawson, Treasurer,
                                                 Controller & CFO
Date: January 4, 2010

* Print the name and title of each signing officer under his or her signature.